Profit appropriation and restricted net assets - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 38,869	$ 27,758
Prepaid expenses and other current assets	21,435	10,906
Total current assets	60,397	40,094
Non-current assets
Other non-current assets	341	460
Current liabilities
Accrued expenses and other current liabilities	12,464	6,644
Total current liabilities	95,356	56,903
Non-current liabilities
Total non-current liabilities	1,989	1,751
Total liabilities	97,345	58,654
Shareholders' deficit:
Additional paid-in capital	340,949	339,249
Surplus reserves	1	1
Accumulated other comprehensive loss	(1,939)	(685)
Accumulated deficit	(370,404)	(353,600)
Total COE's shareholders' deficit	(31,357)	(15,000)
Noncontrolling interests	104	288
Total shareholders' deficit	(31,253)	(14,712)	$ (8,191)	$ 6,577
Total liabilities and shareholders' deficit	66,092	43,942
Class A ordinary shares
Shareholders' deficit:
Ordinary shares	26	25
Class B ordinary shares
Shareholders' deficit:
Ordinary shares	10	10
Condensed
Current assets
Cash and cash equivalents	48	1,545
Prepaid expenses and other current assets	165	86
Amounts due from related parties	$ 70	$ 70
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 283	$ 1,701
Non-current assets
Amounts due from inter-company entities	16,443	16,425
Other non-current assets	69	69
Total non-current assets	16,512	16,494
Total assets	16,795	18,195
Current liabilities
Accrued expenses and other current liabilities	886	243
Total current liabilities	886	243
Non-current liabilities
Amounts due to inter-company entities	4,691	5,786
Deficits of investments in subsidiaries	42,471	26,878
Total non-current liabilities	47,162	32,664
Total liabilities	48,048	32,907
Shareholders' deficit:
Additional paid-in capital	340,949	339,249
Surplus reserves	1	1
Accumulated other comprehensive loss	(1,939)	(685)
Accumulated deficit	(370,404)	(353,600)
Total COE's shareholders' deficit	(31,357)	(15,000)
Noncontrolling interests	104	288
Total shareholders' deficit	(31,253)	(14,712)
Total liabilities and shareholders' deficit	16,795	18,195
Condensed | Class A ordinary shares
Shareholders' deficit:
Ordinary shares	26	25
Condensed | Class B ordinary shares
Shareholders' deficit:
Ordinary shares	$ 10	$ 10